FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        January 31, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Court Street Trust
            II (the trust):

            Spartan Florida Municipal
            Money Market Fund Spartan
            Connecticut Municipal Money
            Market Fund Fidelity
            Connecticut Municipal Money
            Market Fund Spartan New
            Jersey Municipal Money
            Market Fund Fidelity New
            Jersey Municipal Money
            Market Fund (the funds)

            File Nos. 33-43758 and 811-6453

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary